Fair Value Measurement	3 Months Ended
Mar. 31, 2011
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT
NOTE 3 — FAIR VALUE MEASUREMENT
For a further discussion of the Firm’s valuation methodologies for assets, liabilities and lending-related commitments measured at fair value and the fair value hierarchy, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.
During the first three months of 2011, no changes were made to the Firm’s valuation models that had, or were expected to have, a material impact on the Firm’s Consolidated Balance Sheets or results of operations.
The following table presents the assets and liabilities measured at fair value as of March 31, 2011, and December 31, 2010, by major product category and fair value hierarchy.
Assets and liabilities measured at fair value on a recurring basis

	Fair value hierarchy
				Netting	Total
March 31, 2011 (in millions)	Level 1(i)	Level 2(i)	Level 3(i)	adjustments	fair value

Federal funds sold and securities purchased under resale agreements	$—	$19,998	$—	$—	$19,998
Securities borrowed	—	15,334	—	—	15,334

Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	27,862	9,422	191	—	37,475
Residential — nonagency	—	2,650	782	—	3,432
Commercial — nonagency	—	938	1,885	—	2,823

Total mortgage-backed securities	27,862	13,010	2,858	—	43,730
U.S. Treasury and government agencies(a)	19,282	8,829	—	—	28,111
Obligations of U.S. states and municipalities	1	11,418	1,971	—	13,390
Certificates of deposit, bankers’ acceptances and commercial paper	—	3,748	—	—	3,748
Non—U.S. government debt securities	30,359	47,780	640	—	78,779
Corporate debt securities	—	47,708	5,623	—	53,331
Loans(b)	—	21,759	12,490	—	34,249
Asset-backed securities	—	3,434	8,356	—	11,790

Total debt instruments	77,504	157,686	31,938	—	267,128
Equity securities	127,889	3,150	1,367	—	132,406
Physical commodities(c)	16,801	2,664	—	—	19,465
Other	2	3,157	246	—	3,405

Total debt and equity instruments(d)	222,196	166,657	33,551	—	422,404
Derivative receivables:
Interest rate	890	931,980	4,997	(906,685)	31,182
Credit(e)	—	106,368	15,605	(113,947)	8,026
Foreign exchange	1,331	155,845	4,126	(142,969)	18,333
Equity	58	42,520	5,823	(40,043)	8,358
Commodity	759	67,030	3,174	(58,118)	12,845

Total derivative receivables(f)	3,038	1,303,743	33,725	(1,261,762)	78,744

Total trading assets	225,234	1,470,400	67,276	(1,261,762)	501,148

Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	103,692	18,162	—	—	121,854
Residential — nonagency	—	55,234	5	—	55,239
Commercial — nonagency	—	4,735	248	—	4,983

Total mortgage-backed securities	103,692	78,131	253	—	182,076
U.S. Treasury and government agencies(a)	565	6,490	—	—	7,055
Obligations of U.S. states and municipalities	27	11,155	256	—	11,438
Certificates of deposit	—	3,489	—	—	3,489
Non—U.S. government debt securities	18,386	14,864	—	—	33,250
Corporate debt securities	1	63,539	—	—	63,540
Asset-backed securities:
Credit card receivables	—	6,416	—	—	6,416
Collateralized loan obligations	—	127	14,741	—	14,868
Other	—	9,132	275	—	9,407
Equity securities	3,193	52	—	—	3,245

Total available-for-sale securities	125,864	193,395	15,525	—	334,784

Loans	—	434	1,371	—	1,805
Mortgage servicing rights	—	—	13,093	—	13,093

Other assets:
Private equity investments(g)	137	594	8,853	—	9,584
All other	5,334	132	4,560	—	10,026

Total other assets	5,471	726	13,413	—	19,610

Total assets measured at fair value on a recurring basis(h)	$356,569	$1,700,287	$110,678	$(1,261,762)	$905,772

	Fair value hierarchy
				Netting	Total
March 31, 2011 (in millions)	Level 1(i)	Level 2(i)	Level 3(i)	adjustments	fair value

Deposits	$—	$3,656	$621	$—	$4,277
Federal funds purchased and securities loaned or sold under repurchase agreements	—	6,214	—	—	6,214
Other borrowed funds	—	9,143	1,473	—	10,616

Trading liabilities:
Debt and equity instruments(d)	61,666	18,192	173	—	80,031
Derivative payables:
Interest rate	924	895,092	2,527	(884,016)	14,527
Credit(e)	—	107,089	11,232	(112,775)	5,546
Foreign exchange	1,412	154,407	4,124	(141,393)	18,550
Equity	74	39,320	7,969	(35,910)	11,453
Commodity	759	64,276	4,039	(57,788)	11,286

Total derivative payables(f)	3,169	1,260,184	29,891	(1,231,882)	61,362

Total trading liabilities	64,835	1,278,376	30,064	(1,231,882)	141,393

Accounts payable and other liabilities	—	—	146	—	146
Beneficial interests issued by consolidated VIEs	—	688	588	—	1,276
Long-term debt	—	24,888	13,027	—	37,915

Total liabilities measured at fair value on a recurring basis	$64,835	$1,322,965	$45,919	$(1,231,882)	$201,837

	Fair value hierarchy
				Netting	Total
December 31, 2010 (in millions)	Level 1	Level 2	Level 3	adjustments	fair value

Federal funds sold and securities purchased under resale agreements	$—	$20,299	$—	$—	$20,299
Securities borrowed	—	13,961	—	—	13,961
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	36,813	10,738	174	—	47,725
Residential — nonagency	—	2,807	687	—	3,494
Commercial — nonagency	—	1,093	2,069	—	3,162

Total mortgage-backed securities	36,813	14,638	2,930	—	54,381
U.S. Treasury and government agencies(a)	12,863	9,026	—	—	21,889
Obligations of U.S. states and municipalities	—	11,715	2,257	—	13,972
Certificates of deposit, bankers’ acceptances and commercial paper	—	3,248	—	—	3,248
Non-U.S. government debt securities	31,127	38,482	697	—	70,306
Corporate debt securities	—	42,280	4,946	—	47,226
Loans(b)	—	21,736	13,144	—	34,880
Asset-backed securities	—	2,743	7,965	—	10,708

Total debt instruments	80,803	143,868	31,939	—	256,610
Equity securities	124,400	3,153	1,685	—	129,238
Physical commodities(c)	18,327	2,708	—	—	21,035
Other	—	2,275	253	—	2,528

Total debt and equity instruments(d)	223,530	152,004	33,877	—	409,411

Derivative receivables:
Interest rate	2,278	1,120,282	5,422	(1,095,427)	32,555
Credit(e)	—	111,827	17,902	(122,004)	7,725
Foreign exchange	1,121	163,114	4,236	(142,613)	25,858
Equity	30	38,041	5,562	(39,429)	4,204
Commodity	1,324	56,076	2,197	(49,458)	10,139

Total derivative receivables(f)	4,753	1,489,340	35,319	(1,448,931)	80,481

Total trading assets	228,283	1,641,344	69,196	(1,448,931)	489,892

Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	104,736	15,490	—	—	120,226
Residential — nonagency	—	48,969	5	—	48,974
Commercial — nonagency	—	5,403	251	—	5,654

Total mortgage-backed securities	104,736	69,862	256	—	174,854
U.S. Treasury and government agencies(a)	522	10,826	—	—	11,348
Obligations of U.S. states and municipalities	31	11,272	256	—	11,559
Certificates of deposit	6	3,641	—	—	3,647
Non-U.S. government debt securities	13,107	7,670	—	—	20,777
Corporate debt securities	1	61,793	—	—	61,794
Asset-backed securities:
Credit card receivables	—	7,608	—	—	7,608
Collateralized loan obligations	—	128	13,470	—	13,598
Other	—	8,777	305	—	9,082
Equity securities	1,998	53	—	—	2,051

Total available-for-sale securities	120,401	181,630	14,287	—	316,318

Loans	—	510	1,466	—	1,976
Mortgage servicing rights	—	—	13,649	—	13,649
Other assets:
Private equity investments(g)	49	826	7,862	—	8,737
All other	5,093	192	4,179	—	9,464

Total other assets	5,142	1,018	12,041	—	18,201

Total assets measured at fair value on a recurring basis(h)	$353,826	$1,858,762	$110,639	$(1,448,931)	$874,296

	Fair value hierarchy
				Netting	Total
December 31, 2010 (in millions)	Level 1	Level 2	Level 3	adjustments	fair value

Deposits	$—	$3,736	$633	$—	$4,369
Federal funds purchased and securities loaned or sold under repurchase agreements	—	4,060	—	—	4,060
Other borrowed funds	—	8,959	972	—	9,931
Trading liabilities:
Debt and equity instruments(d)	58,468	18,425	54	—	76,947
Derivative payables:
Interest rate	2,625	1,085,233	2,586	(1,070,057)	20,387
Credit(e)	—	112,545	12,516	(119,923)	5,138
Foreign exchange	972	158,908	4,850	(139,715)	25,015
Equity	22	39,046	7,331	(35,949)	10,450
Commodity	862	54,611	3,002	(50,246)	8,229

Total derivative payables(f)	4,481	1,450,343	30,285	(1,415,890)	69,219

Total trading liabilities	62,949	1,468,768	30,339	(1,415,890)	146,166

Accounts payable and other liabilities	—	—	236	—	236
Beneficial interests issued by consolidated VIEs	—	622	873	—	1,495
Long-term debt	—	25,795	13,044	—	38,839

Total liabilities measured at fair value on a recurring basis	$62,949	$1,511,940	$46,097	$(1,415,890)	$205,096

(a)	At March 31, 2011, and December 31, 2010, included total U.S. government-sponsored enterprise obligations of $126.3 billion and $137.3 billion respectively, which were predominantly mortgage-related.

(b)	At March 31, 2011, and December 31, 2010, included within trading loans were $18.9 billion and $22.7 billion, respectively, of residential first-lien mortgages and $2.5 billion and $2.6 billion, respectively, of commercial first-lien mortgages. Residential mortgage loans include conforming mortgage loans originated with the intent to sell to U.S. government agencies of $10.2 billion and $13.1 billion, respectively, and reverse mortgages of $3.9 billion and $4.0 billion, respectively.

(c)	Physical commodities inventories are generally accounted for at the lower of cost or fair value.

(d)	Balances reflect the reduction of securities owned (long positions) by the amount of securities sold but not yet purchased (short positions) when the long and short positions have identical Committee on Uniform Security Identification Procedures numbers (“CUSIPs”).

(e)	The level 3 amounts for derivative receivables and derivative payables related to credit primarily include structured credit derivative instruments. For further information on the classification of instruments within the valuation hierarchy, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.

(f)	As permitted under U.S. GAAP, the Firm has elected to net derivative receivables and derivative payables and the related cash collateral received and paid when a legally enforceable master netting agreement exists. For purposes of the tables above, the Firm does not reduce derivative receivables and derivative payables balances for this netting adjustment, either within or across the levels of the fair value hierarchy, as such netting is not relevant to a presentation based on the transparency of inputs to the valuation of an asset or liability. Therefore, the balances reported in the fair value hierarchy table are gross of any counterparty netting adjustments. However, if the Firm were to net such balances within level 3, the reduction in the level 3 derivative receivable and payable balances would be $12.1 billion and $12.7 billion at March 31, 2011, and December 31, 2010, respectively; this is exclusive of the netting benefit associated with cash collateral, which would further reduce the level 3 balances.

(g)	Private equity instruments represent investments within the Corporate/Private Equity line of business. The cost basis of the private equity investment portfolio totaled $10.1 billion and $10.0 billion at March 31, 2011, and December 31, 2010, respectively.

(h)	At March 31, 2011, and December 31, 2010, balances included investments valued at net asset values of $12.5 billion and $12.1 billion, respectively, of which $6.2 billion and $5.9 billion, respectively, were classified in level 1, $1.9 billion and $2.0 billion, respectively, in level 2 and $4.4 billion and $4.2 billion, respectively, in level 3.

(i)	For the three months ended March 31, 2011 and 2010, the transfers between levels 1, 2 and 3, were not significant.
Changes in level 3 recurring fair value measurements
The following tables include a rollforward of the balance sheet amounts (including changes in fair value) for financial instruments classified by the Firm within level 3 of the fair value hierarchy for the three months ended March 31, 2011 and 2010. When a determination is made to classify a financial instrument within level 3, the determination is based on the significance of the unobservable parameters to the overall fair value measurement. However, level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology. Also, the Firm risk-manages the observable components of level 3 financial instruments using securities and derivative positions that are classified within level 1 or 2 of the fair value hierarchy; as these level 1 and level 2 risk management instruments are not included below, the gains or losses in the following tables do not reflect the effect of the Firm’s risk management activities related to such level 3 instruments.

	Fair value measurements using significant unobservable inputs
										Change in unrealized
		Total						Transfers		gains/(losses)
Three months ended	Fair value	realized/						into and/or	Fair value at	related to financial
March 31, 2011	at January 1,	unrealized						out of	March 31,	instruments held
(in millions)	2011	gains/(losses)		Purchases(g)	Sales	Issuances	Settlements	level 3(e)	2011	at March 31, 2011

Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$174	$17		$21	$(21)	$—	$—	$—	$191	$(1)
Residential — nonagency	687	71		259	(168)	—	(67)	—	782	27
Commercial — nonagency	2,069	16		346	(482)	—	(64)	—	1,885	(22)

Total mortgage-backed securities	2,930	104		626	(671)	—	(131)	—	2,858	4
Obligations of U.S. states and municipalities	2,257	(14)		284	(555)	—	(1)	—	1,971	(14)
Non-U.S. government debt securities	697	49		130	(143)	—	(19)	(74)	640	50
Corporate debt securities	4,946	32		1,629	(1,075)	—	(6)	97	5,623	34
Loans	13,144	131		888	(1,024)	—	(729)	80	12,490	12
Asset-backed securities	7,965	354		1,118	(1,057)	—	(43)	19	8,356	245

Total debt instruments	31,939	656		4,675	(4,525)	—	(929)	122	31,938	331
Equity securities	1,685	70		37	(74)	—	(330)	(21)	1,367	83
Other	253	20		5	(1)	—	(31)	—	246	20

Total debt and equity instruments	33,877	746	(a)	4,717	(4,600)	—	(1,290)	101	33,551	434	(a)

Net derivative receivables:
Interest rate	2,836	519		128	(83)	—	(915)	(15)	2,470	184
Credit	5,386	(853)		1	—	—	(146)	(15)	4,373	(1,068)
Foreign exchange	(614)	61		25	—	—	482	48	2	69
Equity	(1,769)	194		95	(330)	—	(424)	88	(2,146)	69
Commodity	(805)	595		86	(67)	—	(424)	(250)	(865)	209

Total net derivative receivables	5,034	516	(a)	335	(480)	—	(1,427)	(144)	3,834	(537)	(a)

Available-for-sale securities:
Asset-backed securities	13,775	478		1,109	(4)	—	(342)	—	15,016	475
Other	512	9		—	(3)	—	(9)	—	509	7

Total available-for-sale securities	14,287	487	(b)	1,109	(7)	—	(351)	—	15,525	482	(b)

Loans	1,466	120	(a)	84	—	—	(283)	(16)	1,371	108	(a)
Mortgage servicing rights	13,649	(751)	(c)	758	—	—	(563)	—	13,093	(751)	(c)
Other assets:
Private equity investments	7,862	905	(a)	328	(139)	—	(103)	—	8,853	845	(a)
All other	4,179	60	(d)	409	(3)	—	(86)	1	4,560	60	(d)

	Fair value measurements using significant unobservable inputs
										Change in unrealized
		Total						Transfers		(gains)/losses
Three months ended	Fair value	realized/						into and/or	Fair value at	related to financial
March 31, 2011	at January 1,	unrealized						out of	March 31,	instruments held
(in millions)	2011	(gains)/losses		Purchases	Sales	Issuances	Settlements	level 3(e)	2011	at March 31, 2011

Liabilities(f):
Deposits	$633	$(4)	(a)	$—	$—	$59	$(66)	$(1)	$621	$(4)	(a)
Other borrowed funds	972	58	(a)	—	—	529	(88)	2	1,473	58	(a)
Trading liabilities:						—
Debt and equity instruments	54	—	(a)	—	119	—	—	—	173	—	(a)
Accounts payable and other liabilities	236	(37)	(d)	—	—	—	(53)	—	146	4	(d)
Beneficial interests issued by consolidated VIEs	873	(6)	(a)	—	—	11	(290)	—	588	(7)	(a)
Long-term debt	13,044	62	(a)	$—	$—	$653	$(971)	239	13,027	258	(a)

	Fair value measurements using significant unobservable inputs
							Change in unrealized
		Total		Purchases,	Transfers		gains/(losses) related
Three months ended	Fair value at	realized/		issuances,	into and/or	Fair value at	to financial
March 31, 2010	January 1,	unrealized		settlements,	out of	March 31,	instruments held
(in millions)	2010	gains/(losses)		net	level 3(e)	2010	at March 31, 2010

Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$260	$5		$(50)	$—	$215	$(10)
Residential — nonagency	1,115	16		(304)	14	841	(11)
Commercial — nonagency	1,770	36		(133)	—	1,673	(36)

Total mortgage-backed securities	3,145	57		(487)	14	2,729	(57)
Obligations of U.S. states and municipalities	1,971	(42)		(96)	142	1,975	(44)
Non-U.S. government debt securities	734	(47)		26	—	713	(46)
Corporate debt securities	5,241	(278)		(290)	274	4,947	14
Loans	13,218	(331)		2,986	(97)	15,776	(369)
Asset-backed securities	7,975	96		(69)	76	8,078	19

Total debt instruments	32,284	(545)		2,070	409	34,218	(483)
Equity securities	1,956	(20)		(232)	12	1,716	73
Other	926	21		(600)	78	425	19

Total debt and equity instruments	35,166	(544	)(a)	1,238	499	36,359	(391	)(a)

Net of derivative receivables:
Interest rate	2,040	420		(41)	45	2,464	213
Credit	10,350	(604)		(551)	(9)	9,186	(718)
Foreign exchange	1,082	(380)		(80)	(293)	329	(365)
Equity	(1,791)	263		(64)	301	(1,291)	247
Commodity	(329)	(411)		402	57	(281)	(508)

Total net derivative receivables	11,352	(712	)(a)	(334)	101	10,407	(1,131	)(a)

Available-for-sale securities:
Asset-backed securities	12,732	(66)		(95)	—	12,571	(70)
Other	461	(77)		(22)	1	363	15

Total available-for-sale securities	13,193	(143	)(b)	(117)	1	12,934	(55	)(b)

Loans	990	1	(a)	157	(8)	1,140	(18	)(a)
Mortgage servicing rights	15,531	(96	)(c)	96	—	15,531	(96	)(c)
Other assets:
Private equity investments	6,563	148	(a)	(61)	(265)	6,385	31	(a)
All other	9,521	(18	)(d)	(5,140)	(11)	4,352	(18	)(d)

	Fair value measurements using significant unobservable inputs
							Change in unrealized
		Total		Purchases,	Transfers		(gains)/losses
Three months ended	Fair value at	realized/		issuances,	into and/or	Fair value at	related to financial
March 31, 2010	January 1,	unrealized		settlements,	out of	March 31,	instruments held
(in millions)	2010	(gains)/losses		net	level 3(e)	2010	at March 31, 2010

Liabilities(f):
Deposits	$476	$(10	)(a)	$(1)	$(25)	$440	$(14	)(a)
Other borrowed funds	542	(52	)(a)	195	(233)	452	(73	)(a)
Trading liabilities:
Debt and equity instruments	10	2	(a)	(3)	23	32	2	(a)
Accounts payable and other liabilities	355	(23	)(d)	(4)	—	328	(20	)(d)
Beneficial interests issued by consolidated VIEs	625	(7	)(a)	1,199	—	1,817	(7	)(a)
Long-term debt	18,287	(403	)(a)	(668)	302	17,518	(402	)(a)

(a)	Predominantly reported in principal transactions revenue, except for changes in fair value for Retail Financial Services (“RFS”) mortgage loans originated with the intent to sell, which are reported in mortgage fees and related income.

(b)	Realized gains and losses on available-for-sale (“AFS”) securities, as well as other-than-temporary impairment losses that are recorded in earnings, are reported in securities gains. Unrealized gains and losses are reported in other comprehensive income (“OCI”). Realized gains and losses and foreign exchange remeasurement adjustments recorded in income on AFS securities were $330 million and $79 million for the three months ended March 31, 2011 and 2010, respectively. Unrealized gains and losses reported on AFS securities in OCI were $156 million and $65 million for the three months ended March 31, 2011 and 2010, respectively.

(c)	Changes in fair value for RFS mortgage servicing rights are reported in mortgage fees and related income.

(d)	Predominantly reported in other income.

(e)	All transfers into and/or out of level 3 are assumed to occur at the beginning of the reporting period.

(f)	Level 3 liabilities as a percentage of total Firm liabilities accounted for at fair value (including liabilities measured at fair value on a nonrecurring basis) were 23% and 22% at March 31, 2011, and December 31, 2010, respectively.

(g)	Loan originations are included in purchases.
Assets and liabilities measured at fair value on a nonrecurring basis
Certain assets, liabilities and unfunded lending-related commitments are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The following tables present the assets and liabilities carried on the Consolidated Balance Sheets by caption and level within the valuation hierarchy as of March 31, 2011, and December 31, 2010, for which a nonrecurring change in fair value has been recorded during the reporting period.

	Fair value hierarchy
March 31, 2011 (in millions)	Level 1(d)	Level 2(d)	Level 3(d)	Total fair value

Loans retained(a)	$—	$1,418	$625	$2,043
Loans held-for-sale(b)	—	457	4,554	5,011

Total loans	—	1,875	5,179	7,054
Other real estate owned	—	58	251	309
Other assets	—	—	1	1

Total other assets	—	58	252	310

Total assets at fair value on a nonrecurring basis	$—	$1,933	$5,431	$7,364

Accounts payable and other liabilities(c)	$—	$36	$17	$53

Total liabilities at fair value on a nonrecurring basis	$—	$36	$17	$53

	Fair value hierarchy
December 31, 2010 (in millions)	Level 1	Level 2	Level 3	Total fair value

Loans retained(a)	$—	$5,484	$690	$6,174
Loans held-for-sale(b)	—	312	3,200	3,512

Total loans	—	5,796	3,890	9,686
Other real estate owned	—	78	311	389
Other assets	—	—	2	2

Total other assets	—	78	313	391

Total assets at fair value on a nonrecurring basis	$—	$5,874	$4,203	$10,077

Accounts payable and other liabilities(c)	$—	$53	$18	$71

Total liabilities at fair value on a nonrecurring basis	$—	$53	$18	$71

(a)	Reflects mortgage, home equity and other loans where the carrying value is based on the fair value of the underlying collateral.

(b)	Predominantly includes credit card loans at March 31, 2011, and December 31, 2010. Loans held-for-sale are carried on the Consolidated Balance Sheets at the lower of cost or fair value.

(c)	Represents, at March 31, 2011, and December 31, 2010, fair value adjustments associated with $828 million and $517 million, respectively, of unfunded held-for-sale lending-related commitments within the leveraged lending portfolio.

(d)	For the three months ended March 31, 2011 and 2010, the transfers between levels 1, 2 and 3 were not significant.
The method used to estimate the fair value of impaired collateral-dependent loans, and other loans where the carrying value is based on the fair value of the underlying collateral (e.g., residential mortgage loans charged off in accordance with regulatory guidance), depends on the type of collateral (e.g., securities, real estate, nonfinancial assets) underlying the loan. Fair value of the collateral is estimated based on quoted market prices, broker quotes or independent appraisals, or by using a discounted cash flow model. For further information, see Note 14 on pages 139–140 of this Form 10-Q.
Nonrecurring fair value changes
The following table presents the total change in value of assets and liabilities for which a fair value adjustment has been included in the Consolidated Statements of Income for the three-month periods ended March 31, 2011 and 2010, related to financial instruments held at those dates.

	Three months ended March 31,
(in millions)	2011	2010

Loans retained	$(690)	$(1,338)
Loans held-for-sale	5	44

Total loans	(685)	(1,294)

Other assets	(3)	4
Accounts payable and other liabilities	6	7

Total nonrecurring fair value gains/(losses)	$(682)	$(1,283)

Level 3 analysis
Level 3 assets at March 31, 2011, predominantly include derivative receivables, mortgage servicing rights (“MSRs”), collateralized loan obligations (“CLOs”) held within the AFS securities portfolio, trading loans, asset-backed trading securities and private equity investments.
•	Derivative receivables included $33.7 billion of interest rate, credit, foreign exchange, equity and commodity contracts classified within level 3 at March 31, 2011. Included within this balance was $9.8 billion of structured credit derivatives with corporate debt underlying. In assessing the Firm’s risk exposure to structured credit derivatives, the Firm believes consideration should also be given to derivative liabilities with similar, and therefore offsetting, risk profiles. At March 31, 2010, $5.1 billion of level 3 derivative liabilities had risk characteristics similar to those of the derivative receivable assets classified in level 3.

•	Mortgage servicing rights represent the fair value of future cash flows for performing specified mortgage servicing activities for others (predominantly with respect to residential mortgage loans). For a further description of the MSR asset, the interest rate risk management and valuation methodology used for MSRs, including valuation assumptions and sensitivities, see Note 17 on pages 260–263 of JPMorgan Chase’s 2010 Annual Report and Note 16 on pages 149–152 of this Form 10-Q.

•	CLOs totaling $14.7 billion were securities backed by corporate loans held in the Firm’s AFS securities portfolio. Substantially all of these securities are rated “AAA,” “AA” and “A” and had an average credit enhancement of 30%. Credit enhancement in CLOs is primarily in the form of subordination, which is a form of structural credit enhancement where realized losses associated with assets held by the issuing vehicle are allocated to the various tranches of securities issued by the vehicle considering their relative seniority. For further discussion, see Note 11 on pages 116–120 of this Form 10-Q.

•	Trading loans totaling $12.5 billion included $6.5 billion of residential mortgage whole loans and commercial mortgage loans for which there is limited price transparency; and $3.9 billion of reverse mortgages for which the principal risk sensitivities are mortality risk and home prices. The fair value of the commercial and residential mortgage loans is estimated by projecting expected cash flows, considering relevant borrower-specific and market factors, and discounting those cash flows at a rate reflecting current market liquidity. Loans are partially hedged by level 2 instruments, including credit default swaps and interest rate derivatives, which are observable and liquid.
Consolidated Balance Sheets changes
Level 3 assets (including assets measured at fair value on a nonrecurring basis) were 5% of total Firm assets at March 31, 2011. The following describes significant changes to level 3 assets during the quarter.
For the three months ended March 31, 2011
Level 3 assets were $116.1 billion at March 31, 2011, reflecting an increase of $1.3 billion largely by:
•	$1.4 billion increase in nonrecurring loans held-for-sale, largely driven by an increase in credit card balances;

•	$1.3 billion increase in asset-backed AFS securities, predominantly driven by purchases of new issuance CLOs;

•	$1.0 billion increase in private equity, largely driven by net increases in investment valuations in the portfolio and incremental new investments; and

•	$1.6 billion decrease in derivative receivables, largely due to tightening of credit spreads and unwinds.
Gains and Losses
Included in the tables for the three months ended March 31, 2011
•	$905 million gain in private equity, largely driven by net increases in investment valuations in the portfolio.
Included in the tables for the three months ended March 31, 2010
•	$1.4 billion of net losses and $493 million of net gains on assets and liabilities, respectively, measured at fair value on a recurring basis, none of which were individually significant.
Credit adjustments
When determining the fair value of an instrument, it may be necessary to record a valuation adjustment to arrive at an exit price under U.S. GAAP. Valuation adjustments include, but are not limited to, amounts to reflect counterparty credit quality and the Firm’s own creditworthiness. The market’s view of the Firm’s credit quality is reflected in credit spreads observed in the credit default swap market. For a detailed discussion of the valuation adjustments the Firm considers, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.
The following table provides the credit adjustments, excluding the effect of any hedging activity, reflected within the Consolidated Balance Sheets as of the dates indicated.

(in millions)	March 31, 2011	December 31, 2010

Derivative receivables balance	$78,744	$80,481
Derivatives CVA(a)	(3,827)	(4,362)
Derivative payables balance	61,362	69,219
Derivatives DVA	(813)	(882)
Structured notes balance(b)(c)	52,808	53,139
Structured notes DVA	(1,176)	(1,153)

(a)	Derivatives credit valuation adjustments (“CVA”), gross of hedges, includes results managed by credit portfolio and other lines of business within the Investment Bank (“IB”).

(b)	Structured notes are recorded within long-term debt, other borrowed funds or deposits on the Consolidated Balance Sheets, based on the tenor and legal form of the note.

(c)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 105–106 of this Form 10-Q.
The following table provides the impact of credit adjustments on earnings in the respective periods, excluding the effect of any hedging activity.

	Three months ended March 31,
(in millions)	2011	2010

Credit adjustments:
Derivative CVA(a)	$535	$156
Derivative DVA	(69)	(106)
Structured note DVA(b)	23	108

(a)	Derivatives CVA, gross of hedges, includes results managed by credit portfolio and other lines of business within IB.

(b)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 105–106 of this Form 10-Q.
Additional disclosures about the fair value of financial instruments (including financial instruments not carried at fair value)
The following table presents the carrying values and estimated fair values of financial assets and liabilities. For additional information regarding the financial instruments within the scope of this disclosure, and the methods and significant assumptions used to estimate their fair value, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the carrying values and estimated fair values of financial assets and liabilities.

	March 31, 2011			December 31, 2010
	Carrying	Estimated	Appreciation/	Carrying	Estimated	Appreciation/
(in billions)	value	fair value	(depreciation)	value	fair value	(depreciation)

Financial assets
Assets for which fair value approximates carrying value	$104.3	$104.3	$—	$49.2	$49.2	$—
Accrued interest and accounts receivable	79.2	79.2	—	70.1	70.1	—
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	217.4	217.4	—	222.6	222.6	—
Securities borrowed (included $15.3 and $14.0 at fair value)	119.0	119.0	—	123.6	123.6	—
Trading assets	501.1	501.1	—	489.9	489.9	—
Securities (included $334.8 and $316.3 at fair value)	334.8	334.8	—	316.3	316.3	—
Loans (included $1.8 and $2.0 at fair value)(a)	656.2	658.8	2.6	660.7	663.5	2.8
Mortgage servicing rights at fair value	13.1	13.1	—	13.6	13.6	—
Other (included $19.6 and $18.2 at fair value)	66.8	67.1	0.3	64.9	65.0	0.1

Total financial assets	$2,091.9	$2,094.8	$2.9	$2,010.9	$2,013.8	$2.9

Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	$995.8	$996.8	$(1.0)	$930.4	$931.5	$(1.1)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	285.4	285.4	—	276.6	276.6	—
Commercial paper	46.0	46.0	—	35.4	35.4	—
Other borrowed funds (included $10.6 and $9.9 at fair value)(b)	36.7	36.7	—	34.3	34.3	—
Trading liabilities	141.4	141.4	—	146.2	146.2	—
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	142.6	142.5	0.1	138.2	138.2	—
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	70.9	71.2	(0.3)	77.6	77.9	(0.3)
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)(b)	269.6	270.8	(1.2)	270.7	271.9	(1.2)

Total financial liabilities	$1,988.4	$1,990.8	$(2.4)	$1,909.4	$1,912.0	$(2.6)

Net appreciation			$(0.5)			$0.3

(a)	Fair value is typically estimated using a discounted cash flow model that incorporates the characteristics of the underlying loans (including principal, contractual interest rate and contractual fees) and other key inputs, including expected lifetime credit losses, interest rates, prepayment rates, and primary origination or secondary market spreads. For certain loans, the fair value is measured based upon the value of the underlying collateral. The difference between the estimated fair value and carrying value of a financial asset or liability is the result of the different methodologies used to determine fair value as compared to carrying value. For example, credit losses are estimated for a financial asset’s remaining life in a fair value calculation but are estimated for a loss emergence period in a loan loss reserve calculation; future loan income (interest and fees) is incorporated in a fair value calculation but is generally not considered in a loan loss reserve calculation. For a further discussion of the Firm’s methodologies for estimating the fair value of loans and lending-related commitments, see Note 3 pages 171–173 of JPMorgan Chase’s 2010 Annual Report.

(b)	Effective January 1, 2011, $23.0 billion of long-term advances from Federal Home Loan Banks (“FHLBs”) were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.
The majority of the Firm’s unfunded lending-related commitments are not carried at fair value on a recurring basis on the Consolidated Balance Sheets, nor are they actively traded. The carrying value and estimated fair value of the Firm’s wholesale lending–related commitments were as follows for the periods indicated.

	March 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
(in billions)	value(a)	fair value	value(a)	fair value

Wholesale lending—related commitments	$0.7	$1.0	$0.7	$0.9

(a)	Represents the allowance for wholesale unfunded lending-related commitments. Excludes the current carrying values of the guarantee liability and the offsetting asset each recognized at fair value at the inception of guarantees.
The Firm does not estimate the fair value of consumer lending—related commitments. In many cases, the Firm can reduce or cancel these commitments by providing the borrower prior notice or, in some cases, without notice as permitted by law. For a further discussion of the valuation of lending-related commitments, see Note 3 on pages 171–173 of JPMorgan Chase’s 2010 Annual Report.
Trading assets and liabilities — average balances
Average trading assets and liabilities were as follows for the periods indicated.

	Three months ended March 31,
(in millions)	2011	2010

Trading assets — debt and equity instruments(a)	$417,463	$331,763
Trading assets — derivative receivables	85,437	78,683
Trading liabilities — debt and equity instruments(a)(b)	82,919	70,882
Trading liabilities — derivative payables	71,288	59,053

(a)	Balances reflect the reduction of securities owned (long positions) by the amount of securities sold, but not yet purchased (short positions) when the long and short positions have identical CUSIPs.

(b)	Primarily represent securities sold, not yet purchased.